Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000248247 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	9.69%
C000248247 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	6.94%
C000248247 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.76%
C000248247 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248247 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248247 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.89%
C000248247 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000248247 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.35%
C000248247 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.27%
C000248247 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000248247 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	33.00%
C000248247 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	28.00%
C000248247 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000248247 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000248247 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248247 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000146994 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	9.69%
C000146994 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	6.94%
C000146994 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.76%
C000146994 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	4.10%
C000146994 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146994 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.89%
C000146994 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000146994 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.35%
C000146994 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.27%
C000146994 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000146994 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	33.00%
C000146994 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146994 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000146994 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000146994 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146994 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000146996 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	9.69%
C000146996 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	6.94%
C000146996 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.76%
C000146996 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	4.10%
C000146996 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146996 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.89%
C000146996 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000146996 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.35%
C000146996 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.27%
C000146996 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000146996 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	33.00%
C000146996 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146996 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000146996 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000146996 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146996 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248242 | State of California
Holdings [Line Items]
Percent of Total Investments	10.08%
C000248242 | Los Angeles Unified School District
Holdings [Line Items]
Percent of Total Investments	7.81%
C000248242 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.82%
C000248242 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.36%
C000248242 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248242 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Total Investments	3.86%
C000248242 | California State Public Works Board
Holdings [Line Items]
Percent of Total Investments	3.32%
C000248242 | City of Los Angeles Department of Airports
Holdings [Line Items]
Percent of Total Investments	2.68%
C000248242 | Sacramento Area Flood Control Agency
Holdings [Line Items]
Percent of Total Investments	2.62%
C000248242 | San Diego County Regional Transportation Commission
Holdings [Line Items]
Percent of Total Investments	2.57%
C000248242 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248242 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248242 | General Obligation
Holdings [Line Items]
Percent of Total Investments	60.00%
C000248242 | Revenue
Holdings [Line Items]
Percent of Total Investments	35.00%
C000032185 | State of California
Holdings [Line Items]
Percent of Total Investments	10.08%
C000032185 | Los Angeles Unified School District
Holdings [Line Items]
Percent of Total Investments	7.81%
C000032185 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.82%
C000032185 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.36%
C000032185 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	4.20%
C000032185 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Total Investments	3.86%
C000032185 | California State Public Works Board
Holdings [Line Items]
Percent of Total Investments	3.32%
C000032185 | City of Los Angeles Department of Airports
Holdings [Line Items]
Percent of Total Investments	2.68%
C000032185 | Sacramento Area Flood Control Agency
Holdings [Line Items]
Percent of Total Investments	2.62%
C000032185 | San Diego County Regional Transportation Commission
Holdings [Line Items]
Percent of Total Investments	2.57%
C000032185 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032185 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032185 | General Obligation
Holdings [Line Items]
Percent of Total Investments	60.00%
C000032185 | Revenue
Holdings [Line Items]
Percent of Total Investments	35.00%
C000069457 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	10.60%
C000069457 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	7.29%
C000069457 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.21%
C000069457 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.97%
C000069457 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.86%
C000069457 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000069457 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.48%
C000069457 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.25%
C000069457 | Arini European CLO I DAC
Holdings [Line Items]
Percent of Total Investments	0.89%
C000069457 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	0.87%
C000069457 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000069457 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000069457 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000069457 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000069457 | Other
Holdings [Line Items]
Percent of Total Investments	8.00%
C000069457 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172680 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	10.60%
C000172680 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	7.29%
C000172680 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.21%
C000172680 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.97%
C000172680 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.86%
C000172680 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000172680 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.48%
C000172680 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.25%
C000172680 | Arini European CLO I DAC
Holdings [Line Items]
Percent of Total Investments	0.89%
C000172680 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	0.87%
C000172680 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000172680 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000172680 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172680 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000172680 | Other
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172680 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077412 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	10.60%
C000077412 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	7.29%
C000077412 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.21%
C000077412 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.97%
C000077412 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.86%
C000077412 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000077412 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.48%
C000077412 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.25%
C000077412 | Arini European CLO I DAC
Holdings [Line Items]
Percent of Total Investments	0.89%
C000077412 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	0.87%
C000077412 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000077412 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000077412 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000077412 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000077412 | Other
Holdings [Line Items]
Percent of Total Investments	8.00%
C000077412 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000065580 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	10.60%
C000065580 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	7.29%
C000065580 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.21%
C000065580 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.97%
C000065580 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.86%
C000065580 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000065580 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.48%
C000065580 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.25%
C000065580 | Arini European CLO I DAC
Holdings [Line Items]
Percent of Total Investments	0.89%
C000065580 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	0.87%
C000065580 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000065580 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000065580 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000065580 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000065580 | Other
Holdings [Line Items]
Percent of Total Investments	8.00%
C000065580 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032175 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	45.50%
C000032175 | Bank of Montreal Tri Party
Holdings [Line Items]
Percent of Total Investments	14.59%
C000032175 | Citigroup Tri Party
Holdings [Line Items]
Percent of Total Investments	9.80%
C000032175 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	7.41%
C000032175 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Total Investments	6.53%
C000032175 | CIBC World Markets Tri Party
Holdings [Line Items]
Percent of Total Investments	5.44%
C000032175 | FHLB
Holdings [Line Items]
Percent of Total Investments	5.33%
C000032175 | Goldman Sachs Tri Party
Holdings [Line Items]
Percent of Total Investments	2.18%
C000032175 | FFCB Funding Corp.
Holdings [Line Items]
Percent of Total Investments	2.07%
C000032175 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	0.91%
C000032175 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	53.00%
C000032175 | Repurchase Agreement
Holdings [Line Items]
Percent of Total Investments	39.00%
C000032175 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	7.00%
C000080936 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.68%
C000080936 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	0.99%
C000080936 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	0.98%
C000080936 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080936 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.58%
C000080936 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.61%
C000080936 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.59%
C000080936 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.54%
C000080936 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000080936 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.09%
C000080936 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	35.00%
C000080936 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000080936 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000080936 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000080936 | Other
Holdings [Line Items]
Percent of Total Investments	9.00%
C000080936 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032186 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.68%
C000032186 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	0.99%
C000032186 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	0.98%
C000032186 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032186 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.58%
C000032186 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.61%
C000032186 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.59%
C000032186 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.54%
C000032186 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032186 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.09%
C000032186 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	35.00%
C000032186 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000032186 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032186 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032186 | Other
Holdings [Line Items]
Percent of Total Investments	9.00%
C000032186 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198612 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.68%
C000198612 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	0.99%
C000198612 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	0.98%
C000198612 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000198612 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.58%
C000198612 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.61%
C000198612 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.59%
C000198612 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.54%
C000198612 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198612 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.09%
C000198612 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	35.00%
C000198612 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000198612 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198612 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198612 | Other
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198612 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248244 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.96%
C000248244 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.39%
C000248244 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.16%
C000248244 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	2.13%
C000248244 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	2.09%
C000248244 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.03%
C000248244 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.21%
C000248244 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248244 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000248244 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	0.89%
C000248244 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248244 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	89.00%
C000248244 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248244 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248244 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000075033 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.96%
C000075033 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.39%
C000075033 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.16%
C000075033 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	2.13%
C000075033 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	2.09%
C000075033 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.03%
C000075033 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.21%
C000075033 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000075033 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000075033 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	0.89%
C000075033 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000075033 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	89.00%
C000075033 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000075033 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075033 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236137 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.96%
C000236137 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.39%
C000236137 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.16%
C000236137 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	2.13%
C000236137 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	2.09%
C000236137 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.03%
C000236137 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.21%
C000236137 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000236137 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000236137 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	0.89%
C000236137 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236137 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	89.00%
C000236137 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236137 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236137 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080937 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080937 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	4.01%
C000080937 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.65%
C000080937 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.39%
C000080937 | Peruvian Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.04%
C000080937 | Colombia Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.87%
C000080937 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	2.78%
C000080937 | Oman Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.58%
C000080937 | Panama Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.48%
C000080937 | Republic of Poland Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.37%
C000080937 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	16.00%
C000080937 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	80.00%
C000080937 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000080937 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	1.00%
C000080937 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032187 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.70%
C000032187 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	4.01%
C000032187 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.65%
C000032187 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.39%
C000032187 | Peruvian Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.04%
C000032187 | Colombia Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.87%
C000032187 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	2.78%
C000032187 | Oman Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.58%
C000032187 | Panama Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.48%
C000032187 | Republic of Poland Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.37%
C000032187 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	16.00%
C000032187 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	80.00%
C000032187 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032187 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032187 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	2.00%
C000115587 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.70%
C000115587 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	4.01%
C000115587 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.65%
C000115587 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.39%
C000115587 | Peruvian Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.04%
C000115587 | Colombia Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.87%
C000115587 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	2.78%
C000115587 | Oman Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.58%
C000115587 | Panama Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.48%
C000115587 | Republic of Poland Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.37%
C000115587 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	16.00%
C000115587 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	80.00%
C000115587 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000115587 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	1.00%
C000115587 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131551 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.59%
C000131551 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.56%
C000131551 | Orbia Advance Corp. SAB de CV
Holdings [Line Items]
Percent of Total Investments	1.54%
C000131551 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000131551 | Braskem Netherlands Finance BV
Holdings [Line Items]
Percent of Total Investments	1.49%
C000131551 | Melco Resorts Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	1.32%
C000131551 | Sasol Financing USA LLC
Holdings [Line Items]
Percent of Total Investments	1.23%
C000131551 | Intercorp Peru Ltd.
Holdings [Line Items]
Percent of Total Investments	1.22%
C000131551 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
Holdings [Line Items]
Percent of Total Investments	1.18%
C000131551 | Shriram Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	1.11%
C000131551 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000131551 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131551 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000131551 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136209 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.59%
C000136209 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.56%
C000136209 | Orbia Advance Corp. SAB de CV
Holdings [Line Items]
Percent of Total Investments	1.54%
C000136209 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000136209 | Braskem Netherlands Finance BV
Holdings [Line Items]
Percent of Total Investments	1.49%
C000136209 | Melco Resorts Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	1.32%
C000136209 | Sasol Financing USA LLC
Holdings [Line Items]
Percent of Total Investments	1.23%
C000136209 | Intercorp Peru Ltd.
Holdings [Line Items]
Percent of Total Investments	1.22%
C000136209 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
Holdings [Line Items]
Percent of Total Investments	1.18%
C000136209 | Shriram Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	1.11%
C000136209 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000136209 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136209 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000136209 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	3.00%
C000104641 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	9.39%
C000104641 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	8.03%
C000104641 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	7.57%
C000104641 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	6.60%
C000104641 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	6.09%
C000104641 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	5.71%
C000104641 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	5.58%
C000104641 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	5.28%
C000104641 | Czech Republic Government Bond
Holdings [Line Items]
Percent of Total Investments	3.88%
C000104641 | Inter-American Development Bank
Holdings [Line Items]
Percent of Total Investments	3.54%
C000104641 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	11.00%
C000104641 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	84.00%
C000104641 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236138 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	9.39%
C000236138 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	8.03%
C000236138 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	7.57%
C000236138 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236138 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	6.09%
C000236138 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	5.71%
C000236138 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	5.58%
C000236138 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	5.28%
C000236138 | Czech Republic Government Bond
Holdings [Line Items]
Percent of Total Investments	3.88%
C000236138 | Inter-American Development Bank
Holdings [Line Items]
Percent of Total Investments	3.54%
C000236138 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	11.00%
C000236138 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	84.00%
C000236138 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110231 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	2.06%
C000110231 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.67%
C000110231 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.87%
C000110231 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.99%
C000110231 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.93%
C000110231 | Walmart Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110231 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	2.26%
C000110231 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110231 | T-Mobile U.S. Inc.
Holdings [Line Items]
Percent of Total Investments	2.08%
C000110231 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	1.98%
C000110231 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000110231 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000110231 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000110231 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	4.00%
C000110231 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032191 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	2.06%
C000032191 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.67%
C000032191 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.87%
C000032191 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.99%
C000032191 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.93%
C000032191 | Walmart Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000032191 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	2.26%
C000032191 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000032191 | T-Mobile U.S. Inc.
Holdings [Line Items]
Percent of Total Investments	2.08%
C000032191 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	1.98%
C000032191 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000032191 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032191 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000032191 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032191 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146917 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	2.06%
C000146917 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.67%
C000146917 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.87%
C000146917 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.99%
C000146917 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.93%
C000146917 | Walmart Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146917 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	2.26%
C000146917 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146917 | T-Mobile U.S. Inc.
Holdings [Line Items]
Percent of Total Investments	2.08%
C000146917 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	1.98%
C000146917 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146917 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000146917 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000146917 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	4.00%
C000146917 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248245 | PetsMart LLC
Holdings [Line Items]
Percent of Total Investments	1.45%
C000248245 | Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)
Holdings [Line Items]
Percent of Total Investments	1.19%
C000248245 | Albion Financing 3 SARL
Holdings [Line Items]
Percent of Total Investments	1.17%
C000248245 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248245 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248245 | Sandisk Corp.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248245 | Asurion LLC
Holdings [Line Items]
Percent of Total Investments	1.06%
C000248245 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.05%
C000248245 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.04%
C000248245 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.03%
C000248245 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248245 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248245 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248245 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	84.00%
C000131550 | PetsMart LLC
Holdings [Line Items]
Percent of Total Investments	1.45%
C000131550 | Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)
Holdings [Line Items]
Percent of Total Investments	1.19%
C000131550 | Albion Financing 3 SARL
Holdings [Line Items]
Percent of Total Investments	1.17%
C000131550 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000131550 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.16%
C000131550 | Sandisk Corp.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000131550 | Asurion LLC
Holdings [Line Items]
Percent of Total Investments	1.06%
C000131550 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.05%
C000131550 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.04%
C000131550 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.03%
C000131550 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	7.00%
C000131550 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131550 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000131550 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	84.00%
C000136207 | PetsMart LLC
Holdings [Line Items]
Percent of Total Investments	1.45%
C000136207 | Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)
Holdings [Line Items]
Percent of Total Investments	1.19%
C000136207 | Albion Financing 3 SARL
Holdings [Line Items]
Percent of Total Investments	1.17%
C000136207 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000136207 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.16%
C000136207 | Sandisk Corp.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000136207 | Asurion LLC
Holdings [Line Items]
Percent of Total Investments	1.06%
C000136207 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.05%
C000136207 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.04%
C000136207 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.03%
C000136207 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	7.00%
C000136207 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136207 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000136207 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	84.00%
C000032188 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000032188 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.56%
C000032188 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.99%
C000032188 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.61%
C000032188 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.65%
C000032188 | Japan Treasury Discount Bill
Holdings [Line Items]
Percent of Total Investments	2.37%
C000032188 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.17%
C000032188 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.06%
C000032188 | United Kingdom Gilt
Holdings [Line Items]
Percent of Total Investments	1.49%
C000032188 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032188 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	23.00%
C000032188 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000032188 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	9.00%
C000032188 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	23.00%
C000032188 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032188 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228771 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000228771 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.56%
C000228771 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.99%
C000228771 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.61%
C000228771 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.65%
C000228771 | Japan Treasury Discount Bill
Holdings [Line Items]
Percent of Total Investments	2.37%
C000228771 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.17%
C000228771 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.06%
C000228771 | United Kingdom Gilt
Holdings [Line Items]
Percent of Total Investments	1.49%
C000228771 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.48%
C000228771 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	23.00%
C000228771 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000228771 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	9.00%
C000228771 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	23.00%
C000228771 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228771 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032189 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.54%
C000032189 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000032189 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	14.77%
C000032189 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.62%
C000032189 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.34%
C000032189 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Total Investments	2.18%
C000032189 | Export Development Canada
Holdings [Line Items]
Percent of Total Investments	1.73%
C000032189 | Caisse d'Amortissement de la Dette Sociale
Holdings [Line Items]
Percent of Total Investments	1.63%
C000032189 | BPCE SA
Holdings [Line Items]
Percent of Total Investments	1.51%
C000032189 | Asian Development Bank
Holdings [Line Items]
Percent of Total Investments	1.39%
C000032189 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000032189 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	38.00%
C000032189 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000032189 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000032189 | Other
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032189 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032190 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	3.95%
C000032190 | G2SF
Holdings [Line Items]
Percent of Total Investments	18.52%
C000032190 | G2 MA9726 30YR
Holdings [Line Items]
Percent of Total Investments	1.90%
C000032190 | G2 MA7767 30YR
Holdings [Line Items]
Percent of Total Investments	1.89%
C000032190 | G2 MA7881 30YR
Holdings [Line Items]
Percent of Total Investments	1.74%
C000032190 | G2 MA7589 30YR
Holdings [Line Items]
Percent of Total Investments	1.72%
C000032190 | FR SD8199 30YR
Holdings [Line Items]
Percent of Total Investments	1.61%
C000032190 | G2 MA7648 30YR
Holdings [Line Items]
Percent of Total Investments	1.61%
C000032190 | G2 MA7533 30YR
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032190 | G2 MA7987 30YR
Holdings [Line Items]
Percent of Total Investments	1.56%
C000032190 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	99.00%
C000032190 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.84%
C000248243 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000248243 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000248243 | Cleveland-Cliffs Inc.
Holdings [Line Items]
Percent of Total Investments	0.83%
C000248243 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248243 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Total Investments	0.78%
C000248243 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.74%
C000248243 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.72%
C000248243 | CHS/Community Health Systems Inc.
Holdings [Line Items]
Percent of Total Investments	0.67%
C000248243 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.65%
C000248243 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	82.00%
C000248243 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Investment Company
Holdings [Line Items]
Percent of Total Investments	11.00%
C000248243 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032192 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.84%
C000032192 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000032192 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000032192 | Cleveland-Cliffs Inc.
Holdings [Line Items]
Percent of Total Investments	0.83%
C000032192 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000032192 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Total Investments	0.78%
C000032192 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.74%
C000032192 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.72%
C000032192 | CHS/Community Health Systems Inc.
Holdings [Line Items]
Percent of Total Investments	0.67%
C000032192 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.65%
C000032192 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	82.00%
C000032192 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Investment Company
Holdings [Line Items]
Percent of Total Investments	11.00%
C000032192 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236136 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.84%
C000236136 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000236136 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000236136 | Cleveland-Cliffs Inc.
Holdings [Line Items]
Percent of Total Investments	0.83%
C000236136 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236136 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Total Investments	0.78%
C000236136 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.74%
C000236136 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.72%
C000236136 | CHS/Community Health Systems Inc.
Holdings [Line Items]
Percent of Total Investments	0.67%
C000236136 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.65%
C000236136 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	82.00%
C000236136 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Investment Company
Holdings [Line Items]
Percent of Total Investments	11.00%
C000236136 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000246929 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.95%
C000246929 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000246929 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.80%
C000246929 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.13%
C000246929 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	18.51%
C000246929 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.36%
C000246929 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.55%
C000246929 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.28%
C000246929 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000246929 | Hyundai Auto Lease Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000246929 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000246929 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000246929 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000246929 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000246929 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	19.00%
C000032176 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.95%
C000032176 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000032176 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.80%
C000032176 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.13%
C000032176 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	18.51%
C000032176 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.36%
C000032176 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.55%
C000032176 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.28%
C000032176 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032176 | Hyundai Auto Lease Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032176 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000032176 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000032176 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000032176 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032176 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	19.00%
C000228770 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.95%
C000228770 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228770 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228770 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.13%
C000228770 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	18.51%
C000228770 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.36%
C000228770 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.55%
C000228770 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.28%
C000228770 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000228770 | Hyundai Auto Lease Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228770 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000228770 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000228770 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000228770 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228770 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	19.00%
C000248241 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.01%
C000248241 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.58%
C000248241 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248241 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	33.27%
C000248241 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.38%
C000248241 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Total Investments	1.83%
C000248241 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248241 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.14%
C000248241 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.49%
C000248241 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248241 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000248241 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000248241 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	19.00%
C000248241 | Other
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248241 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	34.00%
C000248241 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032180 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.01%
C000032180 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.58%
C000032180 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000032180 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	33.27%
C000032180 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.38%
C000032180 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Total Investments	1.83%
C000032180 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032180 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.14%
C000032180 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.49%
C000032180 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Total Investments	1.13%
C000032180 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000032180 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000032180 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	19.00%
C000032180 | Other
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032180 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032180 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236135 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.01%
C000236135 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.58%
C000236135 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236135 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	33.27%
C000236135 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.38%
C000236135 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Total Investments	1.83%
C000236135 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236135 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.14%
C000236135 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.49%
C000236135 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Total Investments	1.13%
C000236135 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	14.00%
C000236135 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	29.00%
C000236135 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	19.00%
C000236135 | Other
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236135 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	34.00%
C000236135 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248246 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000248246 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.19%
C000248246 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	4.05%
C000248246 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.91%
C000248246 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248246 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.23%
C000248246 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	5.01%
C000248246 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.18%
C000248246 | FN MA4761 30YR
Holdings [Line Items]
Percent of Total Investments	1.12%
C000248246 | FN MA5040 30YR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248246 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000248246 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	38.00%
C000248246 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248246 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248246 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000248246 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	10.00%
C000140807 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000140807 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.19%
C000140807 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	4.05%
C000140807 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.91%
C000140807 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000140807 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.23%
C000140807 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	5.01%
C000140807 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.18%
C000140807 | FN MA4761 30YR
Holdings [Line Items]
Percent of Total Investments	1.12%
C000140807 | FN MA5040 30YR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000140807 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000140807 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	38.00%
C000140807 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000140807 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000140807 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000140807 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	10.00%
C000140808 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000140808 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.19%
C000140808 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	4.05%
C000140808 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.91%
C000140808 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000140808 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.23%
C000140808 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	5.01%
C000140808 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.18%
C000140808 | FN MA4761 30YR
Holdings [Line Items]
Percent of Total Investments	1.12%
C000140808 | FN MA5040 30YR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000140808 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000140808 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	38.00%
C000140808 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000140808 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000140808 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000140808 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	10.00%
C000032183 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	54.37%
C000032183 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	4.76%
C000032183 | FRESB Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	5.51%
C000032183 | FN MA4869 30YR
Holdings [Line Items]
Percent of Total Investments	2.27%
C000032183 | Fannie Mae-Aces
Holdings [Line Items]
Percent of Total Investments	2.26%
C000032183 | FR SD8452 30YR
Holdings [Line Items]
Percent of Total Investments	2.10%
C000032183 | FR SB8206 15YR
Holdings [Line Items]
Percent of Total Investments	2.03%
C000032183 | FN BM7166 ARM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000032183 | FR SD8461 30YR
Holdings [Line Items]
Percent of Total Investments	1.61%
C000032183 | FN FS2395 15YR
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032183 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	43.00%
C000032183 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032183 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032183 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	55.00%
C000236944 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.52%
C000236944 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	4.47%
C000236944 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	4.49%
C000236944 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236944 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.38%
C000236944 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000236944 | Octagon Investment Partners Ltd.
Holdings [Line Items]
Percent of Total Investments	2.36%
C000236944 | Arbor Realty Commercial Real Estate Notes Ltd.
Holdings [Line Items]
Percent of Total Investments	2.09%
C000236944 | BXMT Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236944 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000236944 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	55.00%
C000236944 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	41.00%
C000236944 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236945 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.52%
C000236945 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	4.47%
C000236945 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	4.49%
C000236945 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236945 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.38%
C000236945 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000236945 | Octagon Investment Partners Ltd.
Holdings [Line Items]
Percent of Total Investments	2.36%
C000236945 | Arbor Realty Commercial Real Estate Notes Ltd.
Holdings [Line Items]
Percent of Total Investments	2.09%
C000236945 | BXMT Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236945 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000236945 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	55.00%
C000236945 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	41.00%
C000236945 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%